Leases	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Leases
NOTE 17. LEASES
PEMEX leases plants, transportation and storage equipment, port facilities, buildings and land. Leases generally run for a period of 1 to 20 years, in some cases with an option to renew the lease after that date. Some lease payments are renegotiated every five years to reflect that the rent payments are market compliant. Some of the leases provide for additional rental payments that are based on changes in local price indexes. For certain leases, PEMEX has restrictions to enter into a sublease agreement.

Plants, transport and storage equipment, port facilities, buildings and land leases were entered into in previous years as service, transportation and building leases.
PEMEX has rights of use assets for equipment whose contractual terms are from one to three years. These leases are short-term and / or low-value item leases. PEMEX has decided not to recognize the right-of-use assets and lease liabilities for these leases.
Lease information where PEMEX is a lessee is presented as follows:

i.	Rights of use assets are as follow:

	Rights of use assets
	Transportation and storage equipment	Plants	Drilling equipment	Rights of use	Port facilities	Buildings	Lands	Total
Balance as of January 1, 2020	35,503,509	25,693,459	6,061,502	1,835,949	1,623,453	65,212	35,230	70,818,314
Depreciation of the year	(4,868,961)	(1,869,775)	(122,874)	(84,399)	355,505	(17,567)	(2,951)	(6,611,022)
Cancellations	(5,476,350)	—	—	—	—	—	—	(5,476,350)
Additions	97,891	—	—	—	438,951	—	579	537,421
Currency translation effect	12,292	—	—	—	—	1,116	511	13,919
Impairment	—	—	—	(87,025)	—	—	—	(87,025)

Balance as of December 31, 2020	25,268,381	23,823,684	5,938,628	1,664,525	2,417,909	48,761	33,369	59,195,257
Depreciation of the year	(3,872,379)	(2,081,243)	(196,278)	(88,284)	(144,680)	(21,841)	(3,166)	(6,407,871)
Cancellations	(2,866,335)	(435,062)	—	—	—	—	—	(3,301,397)
Additions	2,119,878	2,419,911	—	—	82,388	35,157	616	4,657,950
Currency translation effect	18,381	—	—	—	33,020	401	692	52,494
Impairment	—	—	—	87,025	—	—	—	87,025

Balance as of December 31, 2021	20,667,926	23,727,290	5,742,350	1,663,266	2,388,637	62,478	31,511	54,283,458

Estimated useful life	1 to 10 years	14 years	10 years	23 years	20 years	1to 5 years	5 years

ii.	Leases liabilities are as follows:

	2021		2020
Lease liabilities recognized at January 1	Ps.	63,184,128	68,148,627
Additions		4,657,950	625,410
Cancellations		(3,734,303)	(6,578,337)
Payments of principal		(7,622,403)	(7,979,972)
Accrued interest		4,773,883	5,398,964
Interests paid		(3,646,028)	(2,030,829)
Foreign Exchange		1,738,422	5,600,265

Lease liabilities at December 31,	Ps.	59,351,649	63,184,128

The obligation recognized as of December 31, 2021 and 2020, amounted to Ps. 59,351,649 and Ps. 63,184,128, of which Ps. 7,902,874 and Ps. 8,106,937 were recognized in current liabilities and Ps. 51,448,775 and Ps. 55,077,191 in non-current liabilities, respectively.

iii.	Amounts recognized in the statement of comprehensive Income

	2021		2020
Depreciation of rights of use	Ps.	6,407,871	Ps.	7,229,231
Interests from lease liabilities		4,985,566		5,784,476
Expenses related to short-term leases		105,789		7,631

iv.	Amounts recognized in the statement of cash flows

	2021		2020
Lease payments (principal and interest)	Ps.	(11,268,431)	Ps.	(10,010,801)